Annual Total Returns (Class I and Class Z) [BarChart] - Class I and Class Z - AMG Yacktman Special Opportunities Fund - Class Z	Apr. 24, 2021
Bar Chart Table:
Annual Return 2015	(14.22%)
Annual Return 2016	25.05%
Annual Return 2017	34.81%
Annual Return 2018	(10.14%)
Annual Return 2019	10.27%
Annual Return 2020	12.83%